Material Accounting Policy Information - Schedule of Details of the Subsidiaries (Details)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
ARB IOT (M) Sdn. Bhd. (“AIMSB”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		Investment holding
ARB IOT Group Sdn. Bhd. (“AIGSB”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		Investment holding
ARB AI Agro Sdn. Bhd. (“ARB AI Agro”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		Investment holding
ARB Agro Technology Sdn. Bhd. (“ARB Agro Tech”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		Business in digital agricultural technology
ARB AI Sdn. Bhd. (“ARB AI”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage			[1]	100.00%
Principal activities		Dormant
ARBIOT Sdn. Bhd. (“ARBIOT”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage			[1]	100.00%
Principal activities		Dormant
ARB Lab Sdn. Bhd. (“ARB Lab”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		Investment holding
ARB R&D Sdn. Bhd. (“ARB R&D”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		Development of IT and IoT for software and hardware
ARB Innovation Sdn. Bhd. (“ARB Innovation”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		Provision of IT software and hardware solution
ARB R1 Technology Sdn. Bhd (“ARB R1”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		Dormant
ARB Robotic Sdn. Bhd. (“ARB Robotic”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		Investment holding
ARB Intelligence Sdn. Bhd. (“ARB Intelligence”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%		100.00%
Principal activities		IoT cloud business platform
ARB Techsymbol Sdn. Bhd. (“ARB Techsymbol”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage			[1]	100.00%
Principal activities		Dormant
ARB Logistic Technologies Sdn. Bhd. (“ARB Logistic”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage			[1]	100.00%
Principal activities		Dormant
ARB WMS Technologies Sdn. Bhd. (“ARB WMS”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage			[1]	100.00%
Principal activities		Dormant
ARB Information Sdn. Bhd. (“ARB Information”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage			[1]	100.00%
Principal activities		Dormant
ARB AI Technology Sdn. Bhd. (“ARB AI Tech”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage			[1]	100.00%
Principal activities		Dormant
ARB 5G Sdn. Bhd. (“ARB 5G”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage			[1]	100.00%
Principal activities		Dormant
ARB Big Data Sdn. Bhd. (“ARB Big Data”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage			[1]	100.00%
Principal activities		Dormant
ARB Synergy Sdn. Bhd. (“ARB Synergy”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%
Principal activities		Investment holding
ARB Databook Pte. Ltd. (“ARB Databook”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	[2]	100.00%
Principal activities	[2]	Dormant

[1]	The company ceased operation during the financial year ended June 30, 2025, undergoes strike-off exercise and deemed written off from the Group as of June 30, 2025.
[2]	ARB Databook is incorporated in Singapore.